Other long term liabilities	12 Months Ended
Dec. 31, 2017
ZHEJIANG JIAHUAN
Other long term liabilities

Other long term liabilities represent accrued staff benefits and subsidies received from the government in relation to an agreement to meet certain profit and turnover targets until the balance can be recognised as reserves of the Group. As the targets are yet to be met, the balance remained in other long term liabilities.